Interim Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Share capital	Share premium [1]	Capital reserve from share-based payment transactions	Accumulated other comprehensive income	Accumulated deficit	Total
Balance at Dec. 31, 2017	$ 2,123	$ 89,919	$ 5,547		$ (92,575)	$ 5,014
Net loss					(2,965)	(2,965)
IAS 18 to IFRS 15 implementation					(350)	(350)
Issuance of share capital and warrants, net of issuance expenses of USD 613	482	3,905				4,387
Issuance of share capital	28	230				258
Share-based payment			166			166
Balance at Jun. 30, 2018	2,633	94,054	5,713		(95,890)	6,510
Balance at Dec. 31, 2018	2,635	94,076	5,800	1,127	(100,623)	3,015
Net loss					(4,893)	(4,893)
Issuance of share capital and warrants, net of issuance expenses of USD 1,382	4,112	6,056				10,168
Share-based payment			151			151
Balance at Jun. 30, 2019	$ 6,747	$ 100,132	$ 5,951	$ 1,127	$ (105,516)	$ 8,441

[1]	Warrants exercisable into shares as of December 31, 2018 were reclassified into Share premium.